Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Legal and professional expenses payable	[1]	$ 179,000	$ 355,850
Payroll payable		705,106	111,236
Interest payable		344,098	49,118
Other payables	[2]	282,641	154,614
Total accrued expenses and other current liabilities		$ 1,510,845	$ 670,818

[1]	The balance mainly consisted of legal services fee for post-IPO compliance consulting and professional fees associated with the issuance for convertible promissory note.
[2]	The balance mainly consisted of reimbursement payables to employees and service fee payables to third party suppliers.